Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

Figures in million – SA rand	2024	2023	2022
Consumable stores[1]	3,420	3,317	2,066
PGM ore and mill inventory	134	276	535
PGM in process[2]	14,241	13,292	13,673
PGM finished goods	6,160	6,948	7,856
Gold in process	371	320	233
Gold bullion	665	959	1,096
Sandouville metals in process	244	327	357
Sandouville raw materials	140	168	307
Sandouville finished goods	94	292	187
Zinc concentrate inventory	19	345	—
Other	61	119	74
Total inventories	25,549	26,363	26,384
1The cost of consumable stores consumed during the year and included in operating cost amounted to R24,685 million (2023: R25,778 million and 2022:R21,929 million)
2Included in PGM in process, is R5,724 million (2023: R6,771 million, 2022: R5,882 million) relating to the Marikana operations